Loss Per Share Attributable to Comverse Technology, Inc.'s Shareholders	12 Months Ended
Jan. 31, 2012
Earnings Per Share [Abstract]
Loss Per Share Attributable To Comverse Technology, Inc.'s Shareholders
LOSS PER SHARE ATTRIBUTABLE TO COMVERSE TECHNOLOGY, INC.’S SHAREHOLDERS
Basic loss per share attributable to Comverse Technology, Inc.’s shareholders is computed using the weighted average number of shares of common stock outstanding. For purposes of computing diluted loss per share attributable to Comverse Technology, Inc.’s shareholders, shares issuable upon exercise of stock options and deliverable in settlement of unvested DSU and RSU awards are included in the weighted average number of shares of common stock outstanding, except when the effect would be antidilutive. The dilutive impact of subsidiary stock-based awards on Comverse Technology, Inc.’s reported net loss is recorded as an adjustment to net loss for the fiscal years ended January 31, 2012, 2011 and 2010, respectively, for the purposes of calculating loss per share.
The calculation of loss per share attributable to Comverse Technology, Inc.’s shareholders for the fiscal years ended January 31, 2012, 2011 and 2010 was as follows:

	Fiscal Years Ended January 31,
	2012	2011	2010
	(In thousands, except per share data)
Numerator:
Net (loss) income from continuing operations attributable to Comverse Technology, Inc.-basic	$(55,242)	$(45,382)	$3,004
Adjustment for subsidiary stock options	(229)	(254)	(176)
Net (loss) income from continuing operations attributable to Comverse Technology, Inc.-diluted	$(55,471)	$(45,636)	$2,828
Net loss from discontinued operations, attributable to Comverse Technology, Inc.-basic and diluted	$(3,484)	$(87,724)	$(270,408)
Denominator:
Basic weighted average common shares outstanding	208,302	205,163	204,513
Convertible debt obligations	—	—	117
Stock options	—	—	256
Restricted awards	—	—	355
Diluted weighted average common shares outstanding	208,302	205,163	205,241
(Loss) earning per share
Basic
(Loss) earnings per share from continuing operations attributable to Comverse Technology, Inc.	$(0.27)	$(0.22)	$0.01
Loss per share from discontinued operations attributable to Comverse Technology, Inc.	(0.01)	(0.43)	(1.32)
Basic loss per share	$(0.28)	$(0.65)	$(1.31)
Diluted
(Loss) earnings per share from continuing operations attributable to Comverse Technology, Inc.	$(0.27)	$(0.22)	$0.01
Loss per share from discontinued operations attributable to Comverse Technology, Inc.	(0.01)	(0.43)	(1.32)
Diluted loss per share	$(0.28)	$(0.65)	$(1.31)

As a result of the Company’s net loss attributable to Comverse Technology, Inc. during the fiscal years ended January 31, 2012, and 2011, the diluted loss per share attributable to Comverse Technology, Inc.’s shareholders computation excludes 0.8 million and 0.9 million of contingently issuable shares, respectively, because the effect would be antidilutive.
The FASB’s guidance requires contingently convertible instruments be included in diluted earnings per share, if dilutive, regardless of whether a market price trigger has been met. The Convertible Debt Obligations meet the definition of a contingently convertible instrument. The Convertible Debt Obligations were excluded from the computation of diluted earnings per share attributable to Comverse Technology, Inc.’s shareholders because the effect would be antidilutive for the fiscal years ended January 31, 2012 and 2011.